INVENTORIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials	$ 560,507	$ 3,434,586
Work-in-process	455,335	321,089
Finished goods	5,665,968	9,443,546
Inventory, Net	$ 6,681,810	$ 13,199,221